VOYA FUNDS TRUST

Voya Intermediate Bond Fund

Voya Short Term Bond Fund

Voya Strategic Income Opportunities Fund

(collectively, the "Funds")

Supplement dated March 8, 2024

to the Funds' Class A, Class C, Class I, Class R, Class R6, and Class W Shares'

Prospectus, dated July 31, 2023, as supplemented (the "Prospectus")

Effective May 1, 2024: (1) Matt Toms, CFA will no longer serve as a portfolio manager for the Funds; and (2) Eric Stein, CFA will be added as a portfolio manager for Voya Intermediate Bond Fund and Voya Strategic Income Opportunities Fund.

Effective May 1, 2024, the Prospectus is revised as follows:

1.All references to Matt Toms, CFA as a portfolio manager for the Funds are deleted in their entirety.

2.The sub-sections of the Prospectus entitled "Portfolio Management – Portfolio Managers" in Voya Intermediate Bond Fund's Summary Section is deleted in its entirety and replaced with the following:

Portfolio Managers
Sean Banai, CFA	David Goodson
Portfolio Manager (since 07/21)	Portfolio Manager (since 04/17)
Randall Parrish, CFA	Eric Stein, CFA
Portfolio Manager (since 04/17)	Portfolio Manager (since 05/24)

3.The sub-section of the Prospectus entitled "Portfolio Management – Portfolio Managers" in Voya Strategic Income Opportunities Fund's Summary Section is deleted in its entirety and replaced with the following:

Portfolio Managers
Sean Banai, CFA	Eric Stein, CFA
Portfolio Manager (since 04/17)	Portfolio Manager (since 05/24)
Brian Timberlake, Ph.D., CFA
Portfolio Manager (since 04/17)

4.The table in the sub-section of the Prospectus entitled "Management of the Funds – The Sub- Adviser and Portfolio Managers – Individual Portfolio Managers" is amended to include the following:

Portfolio	Sub-	Fund	Recent Professional Experience
Manager	Adviser
Eric	Voya IM	Voya Intermediate Bond	Mr. Stein, Head of Investments and Chief
Stein,		Fund	Investment Officer of fixed income at Voya
CFA		Voya Strategic Income	IM, leads teams of investment professionals
		Opportunities Fund	across fixed income, multi-asset strategies
and solutions, income and growth and
equities. He is directly responsible for
portfolio management and oversight of the

fixed income platform and serves as the chair of the Fixed Income Asset Allocation Committee, a group that formulates the fixed income platform's strategic investment themes that informs strategy and risk budgeting across public fixed income portfolios. Prior to joining Voya IM, Mr. Stein was chief investment officer for fixed income at Eaton Vance and Morgan Stanley Investment Management. Prior to that, he worked on the Markets Desk at the Federal Reserve Bank of New York.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

VOYA FUNDS TRUST

Voya Intermediate Bond Fund

Voya Short Term Bond Fund

Voya Strategic Income Opportunities Fund

(collectively, the "Funds")

Supplement dated March 8, 2024

to the Funds' Class A, Class C, Class I, Class R, Class R6, and Class W Shares'

Statement of Additional Information, dated July 31, 2023 (the "SAI")

Effective May 1, 2024: (1) Matt Toms, CFA will no longer serve as a portfolio manager for the Funds; and (2) Eric Stein, CFA will be added as a portfolio manager for Voya Intermediate Bond Fund and Voya Strategic Income Opportunities Fund.

Effective May 1, 2024, the SAI is revised as follows:

1.All references to Matt Toms, CFA as a portfolio manager for the Funds are deleted in their entirety.

2.The table in the sub-section of the SAI entitled "Sub-Adviser – Portfolio Management – Other Accounts Managed" is amended to include the following:

	Registered Investment		Other Pooled		Other Accounts
	Companies		Investment Vehicles
	Number of	Total Assets	Number of	Total	Number of	Total
Portfolio Manager	Accounts		Accounts	Assets	Accounts	Assets
Eric Stein, CFA2	3	$12,383,463,401	0	$0	0	$0

2 As of December 31, 2023.

3. The line items with respect to Voya Intermediate Bond Fund and Voya Strategic Income Opportunities Fund in the table in the sub-section of the SAI entitled "Sub-Adviser – Portfolio Management – Compensation" are deleted in their entirety and replaced with the following:

Fund	Portfolio Manager	Benchmark
Voya Intermediate Bond Fund	Sean Banai, CFA; David Goodson;	Bloomberg U.S. Aggregate Bond
	Randall Parrish, CFA; and Eric Stein, CFA	Index
Voya Strategic Income	Sean Banai, CFA; Eric Stein, CFA; and	ICE BofA U.S. Dollar 3-Month
Opportunities Fund	Brian Timberlake, Ph.D., CFA	Deposit Offered Rate Constant
Maturity Index

4. The respective tables in the sub-sections of the SAI entitled "Sub-Adviser – Portfolio Management

– Ownership of Securities – Voya Intermediate Bond Fund" and "– Voya Strategic Income Opportunities Fund" are amended to include the following:

	Portfolio Manager	Dollar Range of Fund Shares Owned
	Eric Stein, CFA1	None
1	As of December 31, 2023.

	Portfolio Manager	Dollar Range of Fund Shares Allocated Under Deferred Compensation
	Eric Stein, CFA1	None
1	As of December 31, 2023.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE